SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SHARE CAPITAL

25. SHARE CAPITAL

On February 21, 2023, the shareholders of the Company approved and adopted an amended and restated memorandum and articles of association (the “Amended M&A”), which changed the authorized issued share capital of the Company from US$4,800,000 divided into 200,000,000 ordinary shares with a par value of US$0.024 each, to (i) 250,000,000 ordinary shares re-designated as (a) 200,000,000 Class A ordinary shares with no par value each, and (b) 50,000,000 Class B ordinary shares with no par value each, and (ii) 50,000,000 preferred shares with no par value each, (the “Re-Designation of the Authorized Capital”). Each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. In connection with the Re-Designation of the Authorized Capital, 977,755 ordinary shares owned by Mr. Weilai (Will) Zhang then were converted into 977,755 Class B ordinary shares, and the rest of the then outstanding and issued outstanding ordinary shares were converted into Class A ordinary shares on an one-for-one basis.

	December 31, 2023	December 31, 2022
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	December 31, 2023	December 31, 2022
	Number	Number
	of shares	of shares
Issued:	3,251,917	805,785
Outstanding and fully paid:
Ordinary shares, no par value
At January 1	805,785	597,610
Issuance of new shares for equity financing	1,062,472	166,667
Note conversion into shares	70,867	-
Equity compensation	1,312,793	41,508
At December 31	3,251,917	805,785

On September 3, 2020, the Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share.

On September 18, 2023, the Company effected a one-for-ten reverse split of its issued and outstanding Class A ordinary shares.

Equity Financing

On February 12, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale of 588,235 common shares, at a purchase price of $3.57 per share. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold warrants to purchase 588,235 common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $3.57 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$1.86 million, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $4.46 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

On June 10, 2021, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “SPA”) with three institutional accredited investors pursuant to which it sold 913,875 of the Company’s common shares at the per share price of $3.48 (which was priced in excess of the average of the five-day closing price for the Company’s common shares preceding execution of the SPA, which was $3.42). In a concurrent private placement, the Company sold to such investors warrants to purchase 913,875 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $3.42, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $3,180,285, before the payment of commissions and expenses.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $4.35.

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

On September 30, 2022, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “SPA”) with two institutional accredited investors pursuant to which it sold 1,666,667 of the Company’s common shares at the per share price of $0.60. In a concurrent private placement, the Company sold to such investors warrants to purchase 1,666,667 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $0.82, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $1,000,000, before the payment of commissions and expenses. The offering was closed on October 4, 2022.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $0.75.

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

On January 10, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with Mr. Weilai (Will) Zhang, the Chief Executive Officer of the Company, Mr. Ishak Han, a director of the Company, and another sophisticated purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 1,625,000 ordinary shares (pre-reverse split), par value $0.024 per share (the “Ordinary Shares”), at a per share purchase price of $0.80 (the “Offering”). This Offering was unanimously approved by the disinterested directors and the board of directors of the Company. The gross proceeds to the Company from this Offering are $1.3 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes. The Offering closed on January 12, 2023.

On January 13, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with a certain purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 1,234,568 Class A ordinary shares (pre-reverse split), par value $0.024 per share (the “Ordinary Shares”), at a per share purchase price of $0.81 (the “Offering”), the closing price of the Ordinary Shares on the Nasdaq Capital Market as of January 10, 2023. The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes.

On March 30, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with five sophisticated investors (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 5,681,820 Class A ordinary shares (pre-reverse split), no par value (the “Ordinary Shares”), at a per share purchase price of $0.88 (the “Offering”). Upon closing of this offering, these two beneficial owners of the Purchasers will have approximately 15.15% of the total voting power of the Company, and the Company’s CEO and Chairman, Weilai (Will) Zhang, will have about 52.13% of the total voting power of the Company. The gross proceeds to the Company from this Offering are approximately $5 million, before deducting any fees or expenses. The Company has issued the Class A ordinary shares on April 12, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for general corporate purposes.

On August 2, 2023, the Company entered into a certain securities purchase agreement with an investor, pursuant to which the Company agreed to sell 2,083,333 Class A ordinary shares (pre-reverse split), at a per share purchase price of $0.48 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company has issued the Class A ordinary shares on August 2, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for general corporate purposes.

Following is a summary of the warrant activity (post-reverse stock split) for the years ended December 31, 2023 and 2022:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2022	186,841	$35.0	4.14
Exercisable at January 1, 2022	186,841	$35.0	4.14
Granted	183,333	8.1	5.00
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2022	370,174	21.7	4.02
Exercisable at December 31, 2022	370,174	21.7	4.02
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	7,219	38.1	-
Outstanding at December 31, 2023	362,955	$21.32	2.24
Exercisable at December 31, 2023	362,955	$21.32	2.24

During the year ended December 31, 2021, a total of 700,516 shares of warrants were exercised into 685,339 shares of the Company’s common stock (of which, 32,677 shares of warrants were exercised cashless into 17,500 common shares) for total proceeds of RMB 10,258,000.

Share-based Compensation

From January to December 31, 2021, the Company issued aggregate of 33,269 shares to its Chief Financial Officer as stock compensation expense. The fair value of 33,269 shares was RMB 573,000. From January to December 31, 2021, the Company issued aggregate of 81,010 shares to its Chief Executive Officer as stock compensation expense. The fair value of 81,010 shares was RMB 1,262,000.

From January to December 31, 2022, the Company issued aggregate of 110,343 shares to its Chief Financial Officer as stock compensation expense. The fair value of 110,343 shares was RMB 621,000. From January to December 31, 2022, the Company issued aggregate of 268,331 shares to its Chief Executive Officer as stock compensation expense. The fair value of 268,331 shares was RMB 1,490,000. From January to December 31, 2022, the Company issued aggregate of 36,408 shares to its employee as stock compensation expense. The fair value of 36,408 shares was RMB 69,000.

From January to December 31, 2023, the Company issued aggregate of 29,234 shares to its Chief Financial Officer as stock compensation expense. The fair value of 29,234 shares was RMB 639,000. From January to December 31, 2023, the Company issued aggregate of 171,338 shares to its Chief Executive Officer as stock compensation expense. The fair value of 171,338 shares was RMB 5,432,000. From January to December 31, 2023, the Company issued aggregate of 168,000 shares to its directors as stock compensation expense. The fair value of 168,000 shares was RMB 7,037,000. From January to December 31, 2023, the Company issued aggregate of 224,793 shares to its employees as stock compensation expense. The fair value of 224,793 shares was RMB 17,282,000. From January to December 31, 2023, the Company issued aggregate of 719,428 shares to its consultants or consulting firms as stock compensation expense. The fair value of 719,428 shares was RMB 19,070,000.